Expense Example {- Fidelity Freedom Blend 2050 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2050 Fund - Fidelity Freedom Blend 2050 Fund - Retail	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616